--------------------------------------------------------------------------------
CALIFORNIA
DAILY TAX FREE                              600 FIFTH AVENUE, NEW YORK, NY 10020
INCOME FUND, INC.                                                   212-830-5200
================================================================================




Dear Shareholder:



We are pleased to present the annual report of California Daily Tax Free Income Fund, Inc. for the year ended December 31, 2000.


The Fund had net assets of $573,449,857 and 1,031 active shareholders as of December 31, 2000.


We thank you for your support and we look forward to continuing to serve your cash management needs.



Sincerely,



\s\Steven W. Duff



Steven W. Duff
President



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS
DECEMBER 31, 2000

================================================================================


                                                                                                                       Ratings (a)
                                                                                                                    ----------------
    Face                                                                            Maturity                Value           Standard
   Amount                                                                             Date     Yield      (Note 1)  Moody's & Poor's
   ------                                                                             ----     -----       ------   ------- --------
Put Bond (b) (0.65%)
------------------------------------------------------------------------------------------------------------------------------------
$  3,745,000  California PCFA PCRB (Chevron USA Incorporated Project) (c)           11/15/01    4.40%  $  3,745,000
------------                                                                                           ------------
   3,745,000  Total Put Bond                                                                              3,745,000
------------                                                                                           ------------
Tax Exempt Commercial Paper (12.43%)
------------------------------------------------------------------------------------------------------------------------------------
$  2,250,000  Chula Vista, CA (San Diego Gas & Electric)                            01/05/01    4.05%  $  2,250,000   P1      A1
   1,500,000  Chula Vista, CA (San Diego Gas & Electric)                            01/09/01    3.85      1,500,000   P1      A1
   3,000,000  Long Beach, CA Harbor - Series A                                      01/09/01    3.80      3,000,000   P1      A1+
   3,000,000  Long Beach, CA Harbor - Series A                                      02/06/01    4.15      3,000,000   P1      A1+
   8,250,000  Los Angeles, CA Capital Assessment Corporation Lease Revenue Notes
              LOC Bayerische Landesbank Girozentrale/Morgan Guaranty Trust Company/
              Westdeutsche Landesbank                                               01/12/01    3.85      8,250,000   P1      A1+
   8,480,000  Port of Oakland, CA - Series B
              LOC Bank of Nova Scotia/Commerzbank A.G.                              01/08/01    3.75      8,480,000   P1      A1+
   5,000,000  Puerto Rico Government Development Bank                               01/10/01    3.80      5,000,000           A1+
   1,780,000  San Francisco Airport - Series 1997A
              LOC Societe Generale                                                  01/11/01    3.75      1,780,000   P1      A1+
   9,000,000  San Francisco Bay Area Transit
              LOC Bayerische Landesbank Girozentrale                                01/08/01    3.75      9,000,000   P1      A1+
   9,000,000  San Francisco Bay Area Transit
              LOC Morgan Guaranty Trust Company                                     01/11/01    3.75      9,000,000   P1      A1+
   2,000,000  San Francisco Bay Area Transit Finance Authority
              LOC State Street Bank and Trust Co.                                   01/10/01    3.70      2,000,000   P1      A1+
   7,000,000  San Francisco Bay Area Transit Finance Authority
              LOC State Street Bank and Trust Co.                                   01/12/01    3.85      7,000,000   P1      A1+
   4,000,000  State of California Department of Resource Water RB                   03/06/01    3.70      4,000,000   P1      A1+
   2,000,000  The Regents of the University of California - Series A                01/05/01    3.90      2,000,000   P1      A1+
   5,000,000  The Regents of the University of California - Series A                01/10/01    3.75      5,000,000   P1      A1+
------------                                                                                           ------------
  71,260,000  Total Tax Exempt Commercial Paper                                                          71,260,000
------------                                                                                           ------------
Variable Rate Demand Instruments (d) (72.90%)
-----------------------------------------------------------------------------------------------------------------------------------
$  6,000,000  Anaheim, CA COPS (1993 Refunding Projects)
              Insured by AMBAC Indemnity Corp.                                      08/01/19    4.00%  $  6,000,000   VMIG-1  A1+
   5,000,000  California Association for Bay Area Government Nonprofit Corporations
              (Episcopal Homes Foundation Project)
              LOC Wells Fargo Bank, N.A.                                            02/01/25    4.30      5,000,000           A1+

--------------------------------------------------------------------------------
    The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                    ----------------
    Face                                                                            Maturity                Value           Standard
   Amount                                                                             Date      Yield     (Note 1)  Moody's & Poor's
   ------                                                                             ----      -----      ------   ------- --------
Variable Rate Demand Instruments (d) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$  1,785,000  California Association for Bay Area Government Nonprofit Corporations
              LOC Banque Nationale de Paris                                         10/01/27    3.80%  $  1,785,000            A1
   3,400,000  California EDFA (Fricke-Parks Press, Inc. Project)
              LOC US Bank, N.A.                                                     05/01/23    4.35      3,400,000            A1
  10,130,000  California HFA RB P-Floats - PZ18
              Insured by AMBAC Indemnity Corp.                                      08/01/29    4.84     10,130,000            A1+
   9,100,000  California HFA (Southern California Health)
              Insured by MBIA Insurance Corp.                                       10/01/22    4.15      9,100,000   VMIG-1   A1+
   3,500,000  California HFA RB Municipal Securities Trust Receipts - Series CNC2
              Insured by AMBAC Indemnity Corp.                                      08/01/27    4.25      3,500,000   VMIG-1
   2,200,000  California HFA RB - Series I
              Insured by MBIA Insurance Corp.                                       08/01/15    4.05      2,200,000   VMIG-1   A1+
  10,000,000  California HFA RB - Series L
              LOC Dexia CLF                                                         08/01/15    4.05     10,000,000   VMIG-1   A1+
   1,900,000  California HFFA (Adventist Health System
              Insured by MBIA Insurance Corp.                                       09/01/28    3.75      1,900,000   VMIG-1   A1+
   4,750,000  California HFA MHRB - Series B                                        02/01/31    4.10      4,750,000   VMIG-1   A1+
   6,200,000  California HFA MHRB - Series C
              Collateralized by Federal National Mortgage Association               07/15/13    3.90      6,200,000            A1+
   2,900,000  California PCFA (Atlantic Ridgefield)                                 12/01/32    4.15      2,900,000   VMIG-1   A1
   3,000,000  California PCFA (Browning Freeis Industries)
              LOC Deutsche Bank                                                     09/01/17    4.05      3,000,000   VMIG-1   A1+
   5,450,000  California PCFA PCRB (Pacific Gas & Electric Corp.)
              LOC Union Bank of Switzerland                                         11/01/26    5.70      5,450,000            A1+
   1,500,000  California PCFA PCRB (Pacific Gas & Electric Corp.) - Series B
              LOC Rabobank Nederland                                                12/01/16    4.05      1,500,000            A1+
   3,000,000  California PCFA PCRB (Pacific Gas & Electric Corp.) - Series C
              LOC Bank of America                                                   11/01/26    5.80      3,000,000            A1+
   1,000,000  California PCFA PCRB (Pacific Gas & Electric Corp.) - Series F
              LOC Banque Nationale de Paris                                         11/01/26    4.70      1,000,000            A1+
   1,300,000  California PCFA PCRB (Shell Oil Co. Project) - Series A               10/01/07    3.70      1,300,000   VMIG-1   A1+
   1,000,000  California PCFA PCRB (Shell Oil Co. Project) - Series A               10/01/10    3.70      1,000,000   VMIG-1   A1+
   1,900,000  California State EDFA IDRB (Standard Abrasives Manufacturing Project)
              LOC Mellon Bank                                                       03/01/23    4.35      1,900,000            A1+

--------------------------------------------------------------------------------
    The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
DECEMBER 31, 2000
================================================================================

                                                                                                                      Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                 Value              Standard
   Amount                                                                         Date      Yield      (Note 1)    Moody's  & Poor's
   ------                                                                         ----      -----       ------     -------  --------
Variable Rate Demand Instruments (d) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$  9,585,000  California State P-Floats - PT 1210
              Insured by MBIA Insurance Corp.                                   12/01/18     4.34%   $  9,585,000             A1+
   7,605,000  California State P-Floats - PT 1256                               10/01/19     4.35       7,605,000             A1+
   2,000,000  California Statewide Communities Development
              (Karcher Properties)
              LOC Bayerische HypoVereins Bank, A.G.                             12/01/19     5.00       2,000,000    VMIG-1
   2,000,000  California Statewide Communities Development
              (Kimberly Woods) - Series B
              Guaranteed by Federal National Mortgage Association               06/15/25     4.10       2,000,000             A1+
   4,400,000  California Statewide Communities Development
              (Sutter Health Group)
              Insured by AMBAC Indemnity Corp.                                  07/01/15     3.70       4,400,000    VMIG-1   A1
  20,000,000  California Statewide Communities Development Authority RB         10/04/01     5.00      20,000,000    VMIG-1
   5,000,000  California Statewide Communities Development Authority RB
              (Japanese American Museum) - Series A
              LOC Canadian Imperial Bank of Commerce                            08/01/30     4.10       5,000,000             A1+
   5,400,000  California Water Refuse Finance Authority RB
              LOC Dexia CLF                                                     05/01/28     4.25       5,400,000             A1+
   1,200,000  Carlsbad, CA MHRB (La Costa Apartments Project) - Series A
              LOC Bank of America                                               06/01/11     3.95       1,200,000    VMIG-1
   5,520,000  Clipper Tax Exempt Certificate, CA HFA - Series 1999              01/07/03     4.69       5,520,000    VMIG-1
   1,500,000  Colton, CA Redevelopment Agency 1985 Issue - Series A
              Guaranteed by Federal Home Loan Bank                              05/01/10     4.00       1,500,000             A1+
   3,500,000  Contra Costa County, CAMHRB (Del Norte Apartments)
              LOC State Street Bank and Trust Co.                               10/20/28     4.15       3,500,000             A1+
   6,000,000  Elsinor Valley, CA Municipal Water District
              Insured by FGIC                                                   07/01/29     3.90       6,000,000    VMIG-1
     900,000  Freemont, CA COPS (Family Resource Center Finance Project)
              LOC KBC Bank                                                      08/01/28     4.30         900,000             A1+
   9,545,000  Freemont, CA MHRB (Mission Wells Project)
              LOC Credit Lyonnais                                               09/01/14     4.00       9,545,000             A1+
  10,225,000  Fresno, CA MHRB (Heron Pointe Apartments)
              LOC Wells Fargo Bank, N.A.                                        06/01/07     4.05      10,225,000    VMIG-1

--------------------------------------------------------------------------------
    The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                    ----------------
    Face                                                                          Maturity                Value             Standard
   Amount                                                                           Date      Yield     (Note 1)    Moody's & Poor's
   ------                                                                           ----      -----      ------     ------- --------
Variable Rate Demand Instruments (d) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$  1,400,000  Golden Empire Schools Financial Authority
              (Kern High School District)
              LOC Canadian Imperial Bank of Commerce                              12/01/24    4.00%  $ 1,400,000               A1
   6,050,000  Hemet, CA MHRB (Sunwest Retirement) - Series A
              Guaranteed by Federal Home Loan Mortgage Corp.                      01/01/25    3.95     6,050,000               A1+
   1,455,000  Irvine, CA Improvement Board Act Assessment District #89-10
              LOC Bayerische HypoVereins Bank, A.G.                               09/02/15    3.70     1,455,000     VMIG-1    A1+
   1,309,000  Irvine, CA Improvement Board Act Assessment District #94-13
              LOC Canadian Imperial Bank of Commerce                              09/02/22    3.70     1,309,000     VMIG-1    A1+
   2,802,000  Irvine, CA Improvement Board Act Assessment District #94-15
              LOC Canadian Imperial Bank of Commerce                              09/02/20    3.70     2,802,000     VMIG-1    A1+
   7,800,000  Irvine, CA Improvement Board Act Assessment District #97-16
              LOC Societe Generale                                                09/02/22    3.70     7,800,000     VMIG-1    A1+
   5,900,000  Irvine, CA Improvement Board Act Assessment District #97-17
              LOC Bayerische Landesbank Girozentrale                              09/02/23    3.70     5,900,000     VMIG-1    A1+
   1,690,000  Irvine, CA Public Facility (Infrastructure Authority Lease Capital)
              LOC Bayerische HypoVereins Bank, A.G.                               11/01/10    4.05     1,690,000     VMIG-1    A1+
   2,100,000  Irvine Ranch, CA Water District
              LOC Landesbank Hessen                                               10/01/05    3.70     2,100,000               A1+
   8,000,000  Irvine Ranch, CA Water District
              LOC Bank of America                                                 05/01/09    4.10     8,000,000     VMIG-1    A1+
   3,500,000  Irvine Ranch, CA Water District
              LOC Landesbank Hessen                                               10/01/10    3.70     3,500,000               A1+
   1,900,000  Irvine Ranch, CA Water District
              LOC Toronto Dominion Bank                                           08/01/16    3.70     1,900,000     VMIG-1    A1+
   1,000,000  Irwindale, CA IDRB (TOYS R'US, Inc. Project) - Series 1984 (c )
              LOC Bankers Trust Company                                           12/01/19    5.07     1,000,000
   1,700,000  Kings County, CA MHRB (Edgewater Isle Apartments) - Series 1996A
              LOC Wells Fargo Bank, N.A.                                          06/01/07    4.05     1,700,000     VMIG-1
   7,000,000  Los Angeles, CA Community Redevelopment Agency MHRB
              (Academy Village Apartments) - Series A
              LOC Union Bank of Switzerland                                       10/01/19    4.00     7,000,000     VMIG-1

--------------------------------------------------------------------------------
    The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
DECEMBER 31, 2000
================================================================================

                                                                                                                      Ratings (a)
                                                                                                                    ----------------
    Face                                                                                 Maturity           Value           Standard
   Amount                                                                                  Date   Yield   (Note 1)  Moody's & Poor's
   ------                                                                                  ----   -----    ------   ------- --------
Variable Rate Demand Instruments (d) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$  1,100,000  Los Angeles, CA COPS ACES
              (Los Angeles County Museum of Art) - Series A
              LOC Bank of America                                                        11/01/05  4.10% $ 1,100,000  VMIG-1   A1+
   1,500,000  Los Angeles, CA Metroplitan Transit Authority - Series SG-55
              Insured by MBIA Insurance Corp.                                            07/01/18  4.34    1,500,000           A1+
   5,000,000  Los Angeles, CA Department of Water & Power Electric Plant RB - Series D   02/01/10  4.05    5,000,000  VMIG-1   A1+
   3,000,000  Los Angeles, CA HFA MHRB (Sand Canyon Ranch Project) - Series 1985F
              LOC Citibank, N.A.                                                         11/01/06  4.15    3,000,000           A1+
   1,500,000  Los Angeles, CA Housing Authority MHRB
              (Malibu Meadows Project) - Series 1998B
              Collateralized by Federal National Mortgage Association                    04/15/28  3.95    1,500,000           A1+
   2,500,000  Los Angeles, CA IDA (P&C Poultry Distributors) (c)
              LOC Comerica Bank                                                          06/01/23  4.80    2,500,000
   1,675,000  Los Angeles, CA IDRB (Cereal Food Processors, Inc. Project) - Series 1995
              LOC Commerce Bank                                                          12/01/05  4.85    1,675,000           A1
   8,000,000  Los Angeles, CA - Series N8                                                06/29/01  5.00    8,000,000  VMIG-1
   1,465,000  Los Angeles, CA MHRB
              Guaranteed by Federal Home Loan Bank                                       12/01/10  4.15    1,465,000           A1+
   4,300,000  M-S-R Public Power Agency, CA (San Juan Project) - Series F
              Insured by MBIA Insurance Corp.                                            07/01/22  3.80    4,300,000  VMIG-1   A1+
   5,000,000  Metropolitan Water District of Southern California - Series B              07/01/28  4.00    5,000,000  VMIG-1   A1+
   3,000,000  Metropolitan Water District of Southern California - Series B              07/01/35  3.70    3,000,000  VMIG-1   A1+
   3,000,000  Mountain View, CA Mariscopa MHRB - Series A
              Insured by FGIC                                                            03/01/17  3.90    3,000,000  VMIG-1   A1+
   8,800,000  Oakland, CA Joint Powers Financing Authority
              (Lease Revenues) - Series A-1
              LOC Dexia CLF                                                              08/01/21  3.95    8,800,000  VMIG-1   A1+
   2,400,000  Ontario, CA Revenue Refunding Bonds Redevelopment Agency - Series A
              LOC California State Teachers Retirement/Union Bank of California          09/01/27  4.15    2,400,000           A1+
  12,100,000  Orange County CA Sanitation District COPS                                  08/01/30  3.70   12,100,000  VMIG-1   A1+
   2,400,000  Otay, CA Water District COPS - Series 1996
              LOC Landesbank Hessen                                                      09/01/26  4.00    2,400,000  VMIG-1   A1+
     305,000  Oxnard, CA (Channel Island Business Center Project) - Series 1985
              LOC Wells Fargo Bank, N.A.                                                 07/01/05  4.60      305,000  VMIG-1

--------------------------------------------------------------------------------
    The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                    ----------------
    Face                                                                                 Maturity           Value           Standard
   Amount                                                                                  Date   Yield   (Note 1)  Moody's & Poor's
   ------                                                                                  ----   -----    ------   ------- --------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  4,050,000  Paramount, CA Housing Authority MHRB
              (Century Place Apartments Project) - Series A
              Collateralized by Federal National Mortgage Association                    09/15/29  4.10% $ 4,050,000           A1+
   4,200,000  Rancho, CA Water District Finance Authority - Series A
              Insured by FGIC                                                            08/15/29  3.90    4,200,000  VMIG-1
   2,000,000  Riverside County, CA Housing Authority
              (Amanda Park Apartment Project)
              Guaranteed by Federal Home Loan Mortgage Corp.                             01/15/29  4.10    2,000,000  VMIG-1
   2,160,000  Riverside County, CA IDA
              LOC Union Bank of California                                               05/01/24  4.75    2,160,000    P1
   5,400,000  Riverside County, CA (Riverside County Public Facility)
              LOC Commerzbank A.G./National Westminster PLC                              12/01/15  3.90    5,400,000  VMIG-1
   4,500,000  Sacramento County, CA MHRB - Series C
              Guaranteed by Federal Home Loan Mortgage Corp.                             04/15/07  3.85    4,500,000  VMIG-1
   8,500,000  Sacramento County, CA MHRB
              (Shadowood Apartments Project) - Series 1992A
              LOC General Electric Capital Corporation                                   12/01/22  4.25    8,500,000           A1+
  16,500,000  Sacramento County, CA Sanitation District Financing Authority RB - Series C
              LOC Credit Agricole                                                        12/01/30  3.90   16,500,000  VMIG-1   A1+
   5,480,000  Salinas, CA MHRB (Brentwood Gardens) - Series A
              Guaranteed by Federal National Mortgage Association                        05/15/27  4.00    5,480,000           A1+
   1,800,000  San Bernadino County, CA COPS
              (County Center Refinancing Project) - Series 1996
              LOC Canadian Imperial Bank of Commerce                                     07/01/15  4.05    1,800,000  VMIG-1   A1+
   2,700,000  San Bernadino County, CA MHRB (Evergreen Apartments)
              Collateralized by Federal National Mortgage Association                    05/15/29  3.95    2,700,000           A1+
   2,000,000  San Diego, CA MHRB (University Town Center Apartment)
              LOC Bank of America                                                        10/01/15  4.10    2,000,000  VMIG-1
   3,000,000  San Diego, CA (San Diego Museum of Art)
              LOC Allied Irish Bank                                                      09/01/30  4.10    3,000,000  VMIG-1
   1,900,000  San Francisco, CA (Filmore Center A-1)
              LOC Credit Suisse First Boston                                             12/01/17  4.05    1,900,000           A1+
   3,055,000  San Francisco, CA (Filmore Center A-1)                                     07/01/24  4.34    3,055,000           A1+
   4,000,000  San Francisco, CA MHRB (City Heights Apartments)
              Guaranteed by Federal National Mortgage Association                        06/15/25  4.10    4,000,000           A1+

--------------------------------------------------------------------------------
    The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
DECEMBER 31, 2000
================================================================================

                                                                                                                      Ratings (a)
                                                                                                                    ----------------
    Face                                                                                 Maturity           Value           Standard
   Amount                                                                                  Date   Yield   (Note 1)  Moody's & Poor's
   ------                                                                                  ----   -----    ------   ------- --------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  1,500,000  San Jose, CA MHRB
              (Siena at Renaissance Square Apartments) - Series 1996A
              LOC Landesbank Hessen                                                      12/01/29  4.10% $  1,500,000  VMIG-1
   1,675,000  Santa Clara County, CA MHRB
              (Grove Garden Apartments) - Series 1997A
              Collateralized by Federal National Mortgage Association                    02/15/27  4.00     1,675,000           A1+
   4,935,000  Santa Clara County, CA Transit District - Series 1985A
              Insured by AMBAC Indemnity Corp.                                           06/01/15  4.25     4,935,000           AAA
   6,245,000  Simi Valley, CA MHRB - Series A
              Guaranted by Federal Home Loan Mortgage Corp.                              07/01/23  3.95     6,245,000  VMIG-1
   2,042,000  Southeast California Resource Recovery Facility Authority
              Lease Revenue Refunding Bonds - Series 1995A
              LOC Morgan Guaranty Trust Company/State Street Bank and Trust Co.          12/01/18  4.00     2,042,000  VMIG-1   A1+
   4,800,000  Southern California Public Power Authority RB
              (Public Power Transmission Project) - Series 1991
              Insured by AMBAC Indemnity Corp.                                           07/01/19  4.00     4,800,000  VMIG-1   A1+
   1,900,000  Southern California Public Power Authority RB
              Adjustable Muni Trust Receipts - Series SG-35
              Insured by AMBAC Indemnity Corp.                                           07/01/12  4.34     1,900,000           A1+
   2,000,000  Southern California Public Power Authority RB
              (Southern Transmission Project) - Series 1996B
              LOC Dexia CLF                                                              07/01/23  4.05     2,000,000  VMIG-1   A1+
   5,000,000  South Orange County, CA PFA Special Tax Revenue Putters - Series 146
              Insured by FGIC                                                            02/15/12  4.14     5,000,000           A1+
   3,000,000  State of California GO RB
              Insured by MBIA Insurance Corp.                                            09/01/21  4.34     3,000,000           A1+
   5,662,000  Tustin, CA Improvement Board Act Reassessment District # 95-2-A
              LOC KBC Bank                                                               09/02/13  3.70     5,662,000  VMIG-1   A1+
   2,500,000  Visalia, CA IDRB (Savannah Foods) (c)
              LOC Suntrust Bank                                                          06/01/05  5.10     2,500,000
   2,100,000  Walnut Creek, CA MHRB (Creekside Drive Apartments)
              LOC Bank of America                                                        04/01/07  4.05     2,100,000  VMIG-1
   2,000,000  West Basin Municipal Water District COPS (Recycled Water Project-Phase III)
              LOC Bayerische HypoVereins Bank, A.G.                                      08/01/29  3.95     2,000,000  VMIG-1   A1+
------------                                                                                             ------------
 418,050,000  Total Variable Rate Demand Instruments                                                      418,050,000
------------                                                                                             ------------

--------------------------------------------------------------------------------
    The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                      Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                 Value              Standard
   Amount                                                                         Date      Yield      (Note 1)    Moody's  & Poor's
   ------                                                                         ----      -----       ------     -------  --------
Variable Rate Demand Instruments - Private Placements (d) (1.19%)
------------------------------------------------------------------------------------------------------------------------------------
$  3,370,000  City of Chico, CA IDRB (Gene E. Lynn Nursing Home Project) (c)
              LOC Bank of America                                               12/01/15     6.12%  $   3,370,000
   2,210,000  Redevelopment Agency of the City of Morgan Hill
              (Kent Trust Project) - Series 1984B (c)
              LOC Comerica Bank                                                 12/01/14     4.75       2,210,000
   1,280,000  Redevelopment Agency of the City of Morgan Hill
              (Nob Hill Venture Investments) - Series 1984 (c)
              LOC Wells Fargo Bank, N.A.                                        12/01/09     4.75       1,280,000
------------                                                                                        -------------
   6,860,000  Total Variable Rate Demand Instruments - Private Placements                               6,860,000
------------                                                                                        -------------
Other Tax Exempt Investments (8.57%)
------------------------------------------------------------------------------------------------------------------------------------
$  5,000,000  Alameda County, CA TRAN                                           07/02/01     4.24%  $   5,016,621    MIG-1    SP-1+
   8,000,000  California School Cash Reserve Program Authority 2000 - Series A  07/03/01     4.21       8,037,457    MIG-1    SP-1+
   7,000,000  Los Angeles, CA TRAN - Series A                                   06/29/01     4.09       7,027,854    MIG-1    SP-1+
   2,800,000  Moreland, CA Unified School District TRAN                         07/05/01     4.24       2,809,469             SP-1+
   2,700,000  New Haven, CA Unified School District TRAN (c)                    07/05/01     4.24       2,709,130
   3,900,000  Perris, CA Unified School District TRAN                           07/05/01     4.24       3,913,189             SP-1+
   4,550,000  Placentia, Orange County, CA TRAN 2001 (c)                        06/29/01     4.14       4,552,109
  10,000,000  Ventura County, CA TRAN 2000 - Series A                           07/03/01     4.14      10,038,260    MIG-1    SP-1+
   5,000,000  West Contra Costa, CA Unified School District TRAN                08/08/01     4.16       5,022,339             SP-1+
------------                                                                                        -------------
  48,950,000  Total Other Tax Exempt Investments                                                       49,126,428
------------                                                                                        -------------
              Total Investments (95.74%) (Cost $549,041,428+)                                       $ 549,041,428
              Cash and Other Assets, Net of Liabilities (4.26%)                                        24,408,429
                                                                                                    -------------
              Net Assets (100.00%)                                                                  $ 573,449,857
                                                                                                    =============
              Net Asset Value, offering and redemption price per share:
              Class A Shares, 198,846,808 shares outstanding (Note 3)                               $        1.00
                                                                                                    =============
              Class B Shares, 375,515,202 shares outstanding (Note 3)                               $        1.00
                                                                                                    =============



               +   Aggregate cost for federal income tax purposes is identical.





--------------------------------------------------------------------------------
    The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
DECEMBER 31, 2000
================================================================================


FOOTNOTES:

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who issues the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b)  The maturity date indicated is the next put date.

(c) Securities that are not rated which the Fund's Board of Directors has determined to be of comparable quality to those rated securities in which the Fund invests.

(d) Securities payable on demand at par including accrued interest (usually with seven days notice) and, if indicated, unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.


KEY:
     COPS     =  Certificates of Participations              LOC      =  Letter of Credit
     EDFA     =  Economic Development Finance Authority      MHRB     =  Multi-Family Housing Revenue Bond
     FGIC     =  Financial Guaranteed Insurance Company      PCFA     =  Pollution Control Finance Authority
     GO       =  General Obligation                          PCRB     =  Pollution Control Revenue Bond
     HFA      =  Housing Finance Agency                      PFA      =  Public Finance Authority
     HFFA     =  Health Facility Finance Authority           RB       =  Revenue Bond
     IDA      =  Industrial Development Authority            TRAN     =  Tax and Revenue Anticipation Note
     IDRB     =  Industrial Development Revenue Bond










--------------------------------------------------------------------------------
    The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2000
================================================================================




INVESTMENT INCOME

Income:
  Interest......................................................................     $       16,806,343
                                                                                      -----------------
Expenses: (Note 2)
  Investment management fee.....................................................              1,411,805
  Administration fee............................................................                988,264
  Shareholder servicing fee.....................................................                382,823
  Custodian expenses............................................................                 64,172
  Shareholder servicing and related shareholder expenses+.......................                301,960
  Legal, compliance and filing fees.............................................                105,769
  Audit and accounting..........................................................                 72,198
  Directors' fees...............................................................                  9,063
  Other.........................................................................                 24,361
                                                                                      -----------------
    Total expenses..............................................................              3,360,415
    Less: Expenses paid indirectly (Note 2).....................................     (               11)
                                                                                      -----------------
    Net expenses................................................................              3,360,404
                                                                                      -----------------
Net investment income...........................................................             13,445,939
                                                                                      -----------------

REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments.........................................     (          900,000)
                                                                                      -----------------
Increase in net assets from operations..........................................     $       12,545,939
                                                                                      =================


+ Include class specific transfer agency expenses of $159,602, $132,779, for Class A and Class B, respectively.









--------------------------------------------------------------------------------
    The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 2000 and 1999
================================================================================


                                                                            2000                        1999
                                                                       ---------------             ---------------

INCREASE (DECREASE) IN NET ASSETS

Operations:
   Net investment income........................................      $     13,445,939            $      6,706,142
   Net realized gain (loss) on investments......................      (        900,000)                      3,459
                                                                       ---------------             ---------------
Increase in net assets from operations..........................            12,545,939                   6,709,601


Dividends to shareholders from net investment income:
   Class A......................................................      (      5,121,609)*          (      5,011,947)*
   Class B......................................................      (      8,324,330)*          (      1,694,195)*
Capital share transactions (Note 3):
   Class A......................................................      (     35,050,441)                 23,967,484
   Class B......................................................           168,906,041                 176,417,770
                                                                       ---------------             ---------------
   Total increase (decrease)....................................           132,955,600                 200,388,713
Net assets:
   Beginning of year............................................           440,494,257                 240,105,544
                                                                       ---------------             ---------------
   End of year..................................................      $    573,449,857            $    440,494,257
                                                                       ===============             ===============

* Designated as exempt-interest dividends for federal income tax purposes.














--------------------------------------------------------------------------------
    The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS

================================================================================
1. Summary of Accounting Policies.

California Daily Tax Free Income Fund, Inc. is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund has two classes of stock authorized, Class A and Class B. The Class A shares are subject to a service fee pursuant to the Distribution and Service Plan. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class Specific expenses of the Fund were limited to distribution fees and transfer agent expenses. In all other respects the Class A and Class B shares represent the same interest in the income and assets of the Fund. Distribution for Class B shares commenced on October 9, 1996 and all Fund shares outstanding before October 9, 1996 were designated as Class A shares. The Fund is a short-term, tax exempt money market Fund. The Funds financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

     a)   Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b)   Federal Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c)  Dividends  and   Distributions  -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income
     is  accrued  as  earned.   Realized   gains  and  losses  from   securities
     transactions are recorded on the identified cost basis.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================
2. Investment Management Fees and Other Transactions with Affiliates.

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management L.P. (Manager) at the annual rate of .30% of the Fund's average daily net assets.

Pursuant to an Administrative Services Contract the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets.

Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the Distributor) have entered into a Distribution Agreement and a Shareholder Servicing Agreement, only with respect to Class A shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund a fee equal to .20% of the average daily net assets with respect to only Class A shares. There were no additional expenses borne by the Fund pursuant to the Distribution Plan with respect only to Class A shares.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $2,000 per annum plus $250 per meeting attended.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $286,072 paid to Reich & Tang Services, Inc., an affiliate of the Manager, as shareholder servicing agent for the Fund, and expense offsets of $11.

3. Capital Stock.

At December 31, 2000, 20,000,000,000 shares of $.001 par value stock were authorized and capital paid in amounted to $574,362,010. Transactions in capital stock, all at $1.00 per share, were as follows:

Class A                                           Year Ended                         Year Ended
-------                                        December 31, 2000                  December 31, 1999
                                               -----------------                  -----------------
Sold...................................            934,158,413                        540,104,134
Issued on reinvestment of dividends....              4,960,766                          4,354,585
Redeemed...............................        (   974,169,620)                   (   520,491,235)
                                                --------------                     --------------
Net increase (decrease)................        (    35,050,441)                        23,967,484
                                                ==============                     ==============

Class B                                           Year Ended                         Year Ended
-------                                        December 31, 2000                  December 31, 1999
                                               -----------------                  -----------------
Sold...................................          1,567,975,085                        442,376,314
Issued on reinvestment of dividends....              8,042,910                          1,548,953
Redeemed...............................        ( 1,407,111,954)                   (   267,507,497)
                                                 -------------                       ------------
Net increase (decrease)................            168,906,041                        176,417,770
                                                 =============                       ============

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------





================================================================================

4. Sales of Securities.

Accumulated undistributed realized losses at December 31, 2000 amounted to $912,153. This amount represents tax basis capital losses which may be carried forward to offset future capital gains. Such losses expire December 31, 2002 through December 31, 2009.

5. Concentration of Credit Risk.

The Fund invests primarily in obligations of political subdivisions of the State of California and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 71% of these investments are further secured, as to principal and interest, by credit enhancements such as letters of credit, municipal bond insurance and guarantees issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the creditworthiness of the issuers, as well as that of the financial institutions issuing the credit enhancements, and by limiting the amount of holdings with letters of credit from one financial institution.

6.       Financial Highlights.

                                                                        Year Ended December 31,
                                                  -------------------------------------------------------------
Class A
--------                                           2000           1999         1998          1997         1996
                                                  ------         ------       ------        ------       ------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset  value,  beginning  of  year..........  $ 1.00         $ 1.00       $ 1.00        $ 1.00       $ 1.00
                                                  -------        -------      -------       -------      -------

Income from investment operations:
  Net investment  income........................    0.027          0.022        0.025         0.028        0.027
Less  distributions:
  Dividends  from net investment  income........  ( 0.027)       ( 0.022)     ( 0.025)      ( 0.028)     ( 0.027)
                                                   ------         ------       ------        ------       ------
Net asset value,  end of  year..................  $ 1.00         $ 1.00       $ 1.00        $ 1.00       $ 1.00
                                                  =======        =======      =======       =======      =======

Total Return....................................    2.75%          2.25%        2.48%         2.84%        2.76%
Ratios/Supplemental Data
Net assets, end of year  (000)..................  $198,530       $233,890     $209,916      $182,653     $205,947
Ratios to average net assets:
  Expenses, net of fees waived..................    0.85%          0.86%        0.88%         0.82%        0.75%
  Net investment income.........................    2.67%          2.23%        2.43%         2.80%        2.73%
  Management, administration  and  shareholder
    servicing  fees  waived.....................    0.00%          0.00%        0.01%         0.05%        0.08%
  Expense offsets...............................    0.00%          0.00%        0.00%         0.00%        0.01%


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================
6. Financial Highlights (Continued).

                                                                 Year Ended
Class B                                                         December 31,                           October 9, 1996
--------                                        -------------------------------------------------- (Commencement of Sales) to
                                                  2000          1999          1998          1997       December 31, 1996
                                                -------       -------       -------       -------      -----------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period........... $ 1.00        $ 1.00        $ 1.00        $ 1.00            $ 1.00
                                                -------       -------       -------       -------           -------
Income from investment operations:
  Net investment income........................   0.030         0.025         0.027         0.030             0.004
Less distributions:
  Dividends from net investment income......... ( 0.030)      ( 0.025)      ( 0.027)      ( 0.030)          ( 0.004)
                                                 ------        ------        ------        ------            ------
Net asset value, end of period................. $ 1.00        $ 1.00        $ 1.00        $ 1.00            $ 1.00
                                                =======       =======       =======       =======           =======
Total Return...................................   2.99%         2.49%         2.76%         3.08%             3.08%+
Ratios/Supplemental Data
Net assets, end of period (000)................ $374,920      $206,604      $30,190       $15,163           $  3,436
Ratios to average net assets:
  Expenses, net of fees waived.................   0.62%         0.62%         0.60%         0.58%             0.56%+
  Net investment income........................   2.97%         2.61%         2.72%         3.10%             3.09%+
  Management administration fees waived........   0.00%         0.00%         0.01%         0.05%             0.06%+
  Expense offsets..............................   0.00%         0.00%         0.00%         0.00%             0.01%+

 + Annualized


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
REPORT OF INDEPENDENT ACCOUNTANTS

================================================================================




To The Board of Directors and Shareholders
California Daily Tax Free Income Fund, Inc.


In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of California Daily Tax Free Income Fund, Inc. (the "Fund") at December 31, 2000, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the custodian, provide a reasonable basis for our opinion. The financial highlights for each of the three years in the period ended December 31, 1998, were audited by other independent accountants whose report dated January 29, 1999 expressed an unqualified opinion on those statements.







PricewaterhouseCoopers LLP
New York, NY
January 28, 2001







--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
SPECIAL MEETING OF SHAREHOLDERS, OCTOBER 10, 2000

================================================================================

A Special Meeting of Shareholders of the Fund was held at the Fund's office, 600 Fifth Avenue, New York, New York, on October 10, 2000. The purpose of the meeting was to approve a new Investment Management Contract due to CDC Asset Management's (investment management arm of France's Caisse des Depots Group) acquisition of Nvest, L.P. and Nvest Companies (the Manager of the Fund); to ratify the selection of PricewaterhouseCoopers LLP, as the Fund's independent accountants for the fiscal year ending December 31, 2000. At the meeting the new Investment Management Contract was approved by the shareholders. Shareholders also ratified the selection of PricewaterhouseCoopers LLP, to serve as the Fund's independent accountants for the fiscal year ended December 31, 2000. No other business was transacted at the meeting.


The results of the voting at the Special Meeting are as follows:

     1.   To approve a new investment management contract


                                              Shares                       % of                       % of
                                               Voted                Outstanding Shares            Shares Voted
------------------------------------------------------------------------------------------------------------------------------------
         For                              416,404,981.00                   97.72%                     99.35%
         Against                              944,997.00                    0.22%                      0.22%
         Abstain                            1,745,812.00                    0.40%                      0.41%



     2. To ratify the selection of PricewaterhouseCoopers LLP as independent accountants of the Fund for its fiscal year ending December 31, 2000.


                                              Shares                       % of                       % of
                                               Voted                Outstanding Shares            Shares Voted
------------------------------------------------------------------------------------------------------------------------------------
         For                              415,542,199.00                   97.52%                     99.15%
         Against                            2,667,635.00                    0.62%                      0.63%
         Abstain                              885,956.00                    0.20%                      0.21%



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------






CALIFORNIA
DAILY
TAX FREE
INCOME
FUND, INC.






















                                  Annual Report
                                December 31, 2000







--------------------------------------------------------------------------------

--------------------------------------------------------------------------------








------------------------------------------------------
This report is submitted for the general  information
of  the   shareholders   of  the  Fund.   It  is  not
authorized for distribution to prospective  investors
in the Fund  unless  preceded  or  accompanied  by an
effective  prospectus,   which  includes  information
regarding   the  Fund's   objectives   and  policies,
experience  of  its  management,   marketability   of
shares, and other information.
------------------------------------------------------
California Daily Tax Free Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management L.P.
     600 Fifth Avenue
     New York, New York 10020


Custodian
     State Street Kansas City
     801 Pennsylvania
     Kansas City, Missouri 64105


Transfer Agent &
Dividend Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020







CA12/00A
--------------------------------------------------------------------------------